SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation allowance for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year		$ 2,434	$ 2,487	$ 2,443
Additions Charged to Cost and Expense		1,749	(53)	44
Additons Charged to Other Accounts		0	0	0
Other Additions (Deductions)		0	0	0
Balance at End of Year		4,183	2,434	2,487
Reserves for non-income taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year		93	78	80
Additions Charged to Cost and Expense		9	16	35
Additons Charged to Other Accounts		0	0	(1)
Other Additions (Deductions)	[1]	(19)	(1)	(36)
Balance at End of Year		$ 83	$ 93	$ 78

[1]	a.Represents amounts paid or adjustments to reserves based on revised estimates.